Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Other Liabilities
Other non-current liabilities-related parties	$ 8,129	$ 8,129
Deferred tax liabilities-non-current	4,621	3,997
Others	3,617	4,302
Other liabilities	$ 16,367	$ 16,428